Description of Business - Additional Information (Details) $ in Millions		3 Months Ended	12 Months Ended
		Dec. 31, 2016 USD ($) count Casinos	Dec. 31, 2016 USD ($) count Casinos	Dec. 31, 2016 USD ($) count reportable_segment Casinos	Dec. 31, 2016 USD ($) count Casinos	Dec. 31, 2016 USD ($) count Casinos	Dec. 31, 2016 USD ($) count Casinos segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Description of Business [Line Items]
Number of Reportable Segments				2			2
Business Combination, Contingent Consideration Arrangements, Description			In 2014, CEC and Caesars Acquisition Company (“CAC”) entered into a merger agreement, which was amended and restated on July 9, 2016 (the “Merger Agreement”). Pursuant to the Merger Agreement, among other things, CAC will merge with and into CEC, with CEC as the surviving company (the “Merger”). Subject to the terms and conditions of the Merger Agreement, upon consummation of the Merger, each share of CAC common stock issued and outstanding immediately prior to the effective date of the Merger will be converted into, and become exchangeable for, shares of CEC common stock in a ratio to ensure that holders of CAC common stock receive shares equal to 27.5% of the outstanding CEC common stock on a fully diluted basis (prior to the conversion of the CEC Convertible Notes being issued as part of the Restructuring, as defined below (the “Exchange Ratio”). The Exchange Ratio may be subject to change, and CEC or CAC may terminate the Merger Agreement under certain circumstances.
Other Nonoperating Income (Expense)					$ (5,758)			$ 6,115	$ (95)
Recorded Unconditional Purchase Obligation		$ 200	$ 200	$ 200	200	$ 200	$ 200
Notes Payable, Related Parties, Current		35	35	35	35	35	35
Long-term Debt, Gross		6,948	6,948	6,948	6,948	6,948	6,948
Contractual Obligation, Due in Next Fiscal Year	[1]	659	659	659	659	659	659
Contractual Obligation, Excluding Latest Fiscal Year		8,800	8,800	8,800	8,800	8,800	8,800
Cash and cash equivalents		$ 1,513	$ 1,513	$ 1,513	1,513	$ 1,513	$ 1,513	1,227
Increase (Decrease) in Restricted Cash					$ 100
Entity Number of Employees | count		31,000	31,000	31,000	31,000	31,000	31,000
Substantial Doubt about Going Concern, Conditions or Events			As of December 31, 2016, we adopted ASU No. 2014-15, Presentation: Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This guidance amended the existing requirements for disclosing information about an entity’s ability to continue as a going concern and explicitly requires management to assess an entity’s ability to continue as a going concern and to provide related footnote disclosure in certain circumstances. This guidance was effective for annual reporting periods ending after December 15, 2016, and for annual and interim reporting periods thereafter. The following information reflects the results of management’s assessment of CEC’s ability to continue as a going concern. Overview As a result of the following circumstances, we have substantial doubt about CEC’s ability to continue as a going concern: we have limited unrestricted cash available to meet the financial commitments of CEC, primarily resulting from significant expenditures made to (1) defend against the litigation matters disclosed below and (2) support a plan of reorganization for CEOC (the “Restructuring”); we have made material future commitments to support the Restructuring described below; and we are a defendant in litigation relating to certain CEOC transactions dating back to 2010 and other legal matters (see Note 2) that could result in one or more adverse rulings against us if the Restructuring is not completed. CEC does not currently have sufficient cash to meet its financial commitments to support the Restructuring that are due when CEOC ultimately emerges from bankruptcy or to satisfy the potential obligations that would arise in the event of an adverse ruling on one or all of the litigation matters disclosed below. The completion of the Merger is expected to allow CEC to fulfill its financial commitments in support of the Restructuring. However, if the Merger is not completed for any reason, CEC would still be liable for many of these obligations. In addition, although under the terms of the Restructuring, all related litigation is expected to be resolved, the outstanding litigation matters are only stayed pending CEOC’s emergence from bankruptcy. CEC entered into the CIE Proceeds and Reservation Rights Agreement (as amended on October 7, 2016) with CIE, CEOC and CAC (the “CIE Proceeds Agreement”), which allows for up to $235 million of the proceeds from the SMG Business sale to be distributed to CEC in order to pay certain fees in support of the Restructuring (“CEC Expense Amounts”). After taking into account the cash available to pay the CEC Expense Amounts, CEC expects to have sufficient cash to meet its ongoing obligations as they come due for at least 12 months beyond the issuance date of these financial statements. However, there are restrictions governing when and how the cash designated for CEC Expense Amounts can be used, pursuant to the terms of the Second Lien RSA (defined below) (see Note 2). CEC also expects to gain access to the remaining proceeds from the sale of the SMG Business upon completion of the Merger, which will be used to fund its other commitments in support of the Restructuring. If CEC is unable to access additional sources of cash when needed, in the event of a material adverse ruling on one or all of the litigation matters disclosed below, or if CEOC does not emerge from bankruptcy on a timely basis on terms and under circumstances satisfactory to CEC, it is likely that CEC would seek reorganization under Chapter 11 of the Bankruptcy Code. We believe that CERP and CGP’s cash and cash equivalents, their cash flows from operations, and/or financing available under their separate revolving credit facilities will be sufficient to meet their normal operating requirements, to fund planned capital expenditures, and to fund debt service during the next 12 months and the foreseeable future.
United States
Description of Business [Line Items]
Number Of Casinos Operated Or Managed | Casinos		12	12	12	12	12	12
Caesars Entertainment Operating Company [Member]
Description of Business [Line Items]
Other Nonoperating Income (Expense)		$ 426			$ 5,700
Restructuring Reserve, Current		6,601	$ 6,601	$ 6,601	6,601	$ 6,601	$ 6,601	905
Notes Payable, Related Parties, Current		35	$ 35	35	35	35	35	35
Other Restructuring [Member] | Caesars Entertainment Operating Company [Member]
Description of Business [Line Items]
Payments for Restructuring					34			148
Other Restructuring [Member] | Caesars Entertainment Operating Company [Member]
Description of Business [Line Items]
Other Commitments, Description			Purchase 100% of OpCo common stock for $700 million Issuance of CEC common shares in exchange for OpCo preferred stock PropCo has right of first refusal on the real property assets associated with all new domestic non-Las Vegas gaming facility opportunities, with CEC or OpCo leasing such properties Guarantee of OpCo’s payment obligations to PropCo under the leases of the CEOC Properties Guarantee of OpCo debt received by the First Lien Bank Lenders and First Lien Noteholders
Fixed Costs [Member] | Caesars Entertainment Operating Company [Member]
Description of Business [Line Items]
Restructuring Reserve, Current		970	$ 970	970	970	970	970	484
Bank Guaranty Settlement [Member] | Caesars Entertainment Operating Company [Member]
Description of Business [Line Items]
Restructuring Reserve, Current		734	734	734	734	734	734	386
Convertible Debt [Member] | Caesars Entertainment Operating Company [Member]
Description of Business [Line Items]
Debt Instrument, Face Amount		1,100	1,100	1,100	1,100	1,100	1,100
Parent and Other [Member]
Description of Business [Line Items]
Cash and cash equivalents		188	188	188	188	$ 188	188
Caesars Entertainment Resort Properties [Member]
Description of Business [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent						100.00%
Long-term Debt, Gross		4,618	4,618	4,618	4,618	$ 4,618	4,618
Contractual Obligation, Due in Next Fiscal Year	[1]	458	458	458	458	458	458
Cash and cash equivalents		168	168	168	168	168	168
Parent Company [Member]
Description of Business [Line Items]
Other Nonoperating Income (Expense)					(5,758)			6,110	$ 15
Cash and cash equivalents		$ 78	$ 78	$ 78	$ 78	$ 78	$ 78	$ 48
Workforce Subject to Collective Bargaining Arrangements [Member]
Description of Business [Line Items]
Entity Number of Employees | count		17,000	17,000	17,000	17,000	17,000	17,000
Affiliated Entity [Member] | Parent Company [Member]
Description of Business [Line Items]
Cash and cash equivalents		$ 109	$ 109	$ 109	$ 109	$ 109	$ 109
Geographic Concentration Risk [Member] | NEVADA | United States
Description of Business [Line Items]
Number Of Casinos Operated Or Managed | Casinos		8	8	8	8	8	8
Geographic Concentration Risk [Member] | NEVADA | Sales Revenue, Net [Member] | United States
Description of Business [Line Items]
Concentration Risk, Percentage						65.00%
Social and Mobile Games [Member]
Description of Business [Line Items]
Payments of Distributions to Affiliates					$ 235
Social and Mobile Games [Member] | Discontinued Operations, Disposed of by Sale [Member]
Description of Business [Line Items]
Disposal Group, Including Discontinued Operation, Consideration		$ 4,400	$ 4,400	$ 4,400	4,400	$ 4,400	$ 4,400
Common Stock Subject to Mandatory Redemption [Member]
Description of Business [Line Items]
Recorded Unconditional Purchase Obligation		1,000	1,000	1,000	1,000	1,000	1,000
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member]
Description of Business [Line Items]
Restructuring Settlement Issued in Common Stock, Fair Value Disclosure	[2]	1,936	1,936	1,936	1,936	1,936	1,936
Maximum [Member] | Report of Bankruptcy Examiner [Member] | Caesars Entertainment Operating Company [Member]
Description of Business [Line Items]
Loss Contingency, Estimate of Possible Loss		5,100	5,100	5,100	5,100	5,100	5,100
Minimum [Member] | Report of Bankruptcy Examiner [Member] | Caesars Entertainment Operating Company [Member]
Description of Business [Line Items]
Loss Contingency, Estimate of Possible Loss		$ 3,600	$ 3,600	$ 3,600	$ 3,600	$ 3,600	$ 3,600

[1]	Debt principal payments are estimated amounts based on maturity dates and potential borrowings under our revolving credit facility. Interest payments are estimated based on the forward-looking LIBOR curve. Actual payments may differ from these estimates.
[2]	Includes $23 million related to the $200 million equity buyback that was reclassified from level 3 to level 2 during 2016.